Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregate Revenue [Line Items]
Total revenues	$ 1,106,819	$ 2,204,720	$ 9,261,583	$ 8,932,751
Grow light [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues	850,899	2,026,566	8,910,308	8,932,751
Indoor grow containers [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues		143,781	143,781
Grow Media and others [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenues	$ 255,920	$ 34,373	$ 207,494